SHORT-TERM INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term investments
Short-term investments (Gross)	₽ 48,343	₽ 50,757
Allowance for ECL	(480)
Total short-term investments	47,863	50,757
At amortized cost
Short-term investments
Notes	15,191	7,605
Deposits	14,388	27,826
Loans	7,050	5,669
At fair value through profit or loss
Short-term investments
Assets in Sistema Capital trust management (Notes 18, 31)	11,644	9,600
At fair value through other comprehensive income
Short-term investments
Notes	₽ 70	₽ 57